Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Nine months ended September 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	23	5	1
Interest cost	14	10	17	11
Expected return on plan assets	(19)	-	(22)	-
Net periodic benefit cost	-	33	-	12